Prepaid Expenses and Other Assets - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 18, 2022	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Forgiveness of notes receivable from stockholders		$ 46,700	$ 46,700	$ 0
Prepaid Compensation Asset With CFO | Ms. Harding, CFO
Related Party Transactions
Annual payments	$ 6,000
Annual compounding interest rate (as a percent)	3.50%
Forgivable amount, percent	25.00%
Period from termination that principal and interest become due	24 months
Forgiveness of notes receivable from stockholders		6,000
Forgiveness of note receivable, accrued interest		$ 200
Compensation expense related to retention bonus			5,500	$ 500
Withholding Taxes Incurred With CFO | Ms. Harding, CFO
Related Party Transactions
Compensation expense related to retention bonus			$ 3,900